Inventories, Net (Details) - Schedule of finished properties - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	S/ 47,643	S/ 75,085
Los Parques de Comas [Member]
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	18,737	27,185
Los Parques de Carabayllo III [Member]
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	7,857	14,757
Strip Callao [Member]
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	6,285	6,286
Los Parques del Mar [Member]
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	4,542	13,885
Huancayo [Member]
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	4,580	7,918
Los Parques de Callao [Member]
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	3,793	2,441
Los Parques de Piura [Member]
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	19	430
Other [Member]
Inventories, Net (Details) - Schedule of finished properties [Line Items]
Finished properties	S/ 1,830	S/ 2,183